SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Industrias Unicon CA
Entity information [Line Items]
Level of price index (in percent)	1.90	2.07	6.86
Gains (losses) on net monetary position	$ (8)	$ (5)	$ (14)
Acindar Industria Argentina de Aceros S.A. ("Acindar")
Entity information [Line Items]
Level of price index (in percent)	2.114	0.948	0.503
Gains (losses) on net monetary position	$ 105	$ 4	$ (33)